Employee benefits (Details 5)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Actuarial assumptions [Abstract]
Discount rate	5.70%	5.60%	6.95%
Long-term rate of compensation increase	5.00%	5.00%	7.00%
Expected long term rate of return on plan assets			7.00%
Average future working life time (Years)	4 years 3 months 25 days	4 years 4 months 13 days	4 years 4 months 13 days
Not later than one year [Member]
Actuarial assumptions [Abstract]
Expected long term rate of return on plan assets	0.00%	0.00%
Less than 1 year [Member]
Actuarial assumptions [Abstract]
Expected long term rate of return on plan assets	5.00%	5.00%